CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Apr. 30, 2011
Cash and cash equivalents:
Cash and due from banks	$ 3,764	$ 5,534
Interest-bearing deposits in banks	8,602	6,256
Total cash and cash equivalents	12,366	11,790
Investment securities (Note B):
Securities available-for-sale	44,295	46,350
Securities held-to-maturity	43,969	45,554
Total investment securities	88,264	91,904
Loans receivable, net (Note C)	134,331	124,497
Accrued interest receivable (Note E)	867	891
Real estate held for investment	628	1,008
Real estate acquired by foreclosure	194	1,211
Premises and equipment, net (Note F)	10,717	11,073
Deposits with The Co-operative Central Bank	449	449
Stock in Federal Home Loan Bank of Boston, at cost	1,449	1,650
Refundable income taxes (Note I)	596	134
Deferred income taxes (Note I)	377	855
Other assets	1,317	1,421
Total Assets	251,555	246,883
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits (Note G)	226,562	221,023
Advances and borrowings (Note H)	1,000	3,500
Advances from borrowers for taxes and insurance	655	154
Allowance for loan losses on off-balance sheet credit exposures	110	110
Accrued expenses and other liabilities	1,344	919
Total Liabilities	229,671	225,706
Commitments and contingencies (Notes K and M)	0	0
STOCKHOLDERS' EQUITY (Note M)
Preferred stock $1.00 par value; authorized 5,000,000 shares; issued-none	0	0
Common stock $1.00 par value; authorized 15,000,000 shares; issued 2,063,067 shares at March 31, 2012 and 2,075,035 shares at April 30, 2011	2,063	2,075
Additional paid-in capital	4,321	4,326
Retained earnings	14,710	14,062
Accumulated other comprehensive income	790	714
Total Stockholders' Equity	21,884	21,177
Total Liabilities and Stockholders' Equity	$ 251,555	$ 246,883